Selling and Distribution (Table) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Depreciation	$ 15,776	$ 15,177
Selling and Distribution expenses	163,209	150,646
Selling and Distribution
Salaries	42,750	45,977
Depreciation	12,292	13,216
Vessel hire charges	22,340	9,889
Amortization of dry-docking costs	3,943	4,855
Vessel operating expenses	24,537	28,878
Bunkers consumption	23,971	26,244
Storage costs	20,685	10,833
Broker commissions	3,429	2,920
(Release of)/ Provision for doubtful accounts	758	(825)
Other	8,504	8,659
Selling and Distribution expenses	$ 163,209	$ 150,646